Income Taxes (Details 4) (USD $)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Unrecognized tax benefit, beginning of period	$ 0
Additions based on tax positions related to the current year	0
Additions based on tax positions related to prior years	0
Reductions for tax positions of prior years	0
Reductions due to expiration of statute of limitations	0
Unrecognized tax benefit, end of period	$ 0